Intangible assets (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of intangible assets
	Goodwill business	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others	Total
Balance as of June 30, 2020	14,339	18,787	5,960	6,097	10,482	13,771	69,436
Costs	14,339	20,435	24,674	38,310	25,908	30,996	154,662
Accumulated depreciation	-	(1,648)	(18,714)	(32,213)	(15,426)	(17,225)	(85,226)
Net book amount at June 30, 2020	14,339	18,787	5,960	6,097	10,482	13,771	69,436

Additions	-	-	-	46	797	2,794	3,637
Disposals	-	-	-	-	(182)	-	(182)
Deconsolidation	(13,904)	(17,405)	(5,398)	(5,151)	(7,632)	(10,439)	(59,929)
Impairment	(66)	-	-	-	-	-	(66)
Transfers	-	-	-	-	(3)	-	(3)
Currency translation adjustment	264	(1,336)	(426)	(448)	(1,140)	(981)	(4,067)
Depreciation charge (i)	-	(46)	(136)	(544)	(1,889)	(1,309)	(3,924)
Balance as of June 30, 2021	633	-	-	-	433	3,836	4,902

Costs	633	-	-	-	1,699	4,695	7,027
Accumulated depreciation	-	-	-	-	(1,266)	(859)	(2,125)
Net book amount at June 30, 2021	633	-	-	-	433	3,836	4,902

Additions	-	-	-	-	115	38	153
Disposals	(6)	-	-	-	-	(471)	(477)
Previsions	-	-	-	-	(40)	-	(40)
Depreciation charge (i)	-	-	-	-	(200)	(27)	(227)
Currency translation adjustment	(22)	-	-	-	(7)	-	(29)
Balance as of June 30, 2022	605	-	-	-	301	3,376	4,282

Costs	605	-	-	-	1,783	4,378	6,766
Accumulated depreciation	-	-	-	-	(1,482)	(1,002)	(2,484)
Net book amount at June 30, 2022	605	-	-	-	301	3,376	4,282